Income (expenses) by nature (Tables)	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Disclosure of expenses [text block]

	03/31/2025	03/31/2024
Cost of sales
Personnel expenses	(520,711)	(364,650)
Costs of raw materials, materials and services	(3,153,449)	(2,479,702)
Logistics cost	(1,296,365)	(1,063,930)
Depreciation, depletion and amortization	(2,223,588)	(1,706,401)
Other (1)	(535,054)	(85,187)
	(7,729,167)	(5,699,870)
Selling expenses
Personnel expenses	(90,189)	(72,670)
Services	(55,666)	(47,850)
Logistics cost	(340,905)	(272,620)
Depreciation and amortization	(241,026)	(238,962)
Other (2)	(27,096)	(21,313)
	(754,882)	(653,415)
General and administrative expenses
Personnel expenses	(403,006)	(320,672)
Services	(115,819)	(92,452)
Depreciation and amortization	(30,276)	(34,313)
Other (3)	(124,450)	(55,538)
	(673,551)	(502,975)
Other operating (expenses) income, net
Rents and leases	520	189
Results from sales of other products, net	26,967	24,486
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(46,307)	(47,554)
Depletion, amortization and other PPA realizations (4)	(2,532)	(2,348)
Provision for judicial liabilities	(104,863)	(26,109)
Other operating income (expenses), net	7,006	11,127
	(119,209)	(40,209)